Postretirement Benefits - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Amounts recognized in the consolidated balance sheets consist of:
Pension liabilities	$ (35,172)	$ (28,126)
Pension Plan
Change in benefit obligations:
Beginning balance, Benefit obligations	121,200	116,648
Service cost	1,894	2,509	$ 2,783
Interest cost	4,143	4,784	4,850
Actuarial loss	10,542	1,542
Benefits and administrative expenses paid	(4,627)	(4,283)
Ending balance, Benefit obligations	133,152	121,200	116,648
Change in plan assets:
Beginning balance, Fair value of plan assets	93,074	99,820
Actual return on plan assets	9,122	(3,566)
Employer contributions	411	1,103
Benefits and administrative expenses paid	(4,627)	(4,283)
Ending balance, Fair value of plan assets	97,980	93,074	$ 99,820
Funded status at end of period	(35,172)
Amounts recognized in the consolidated balance sheets consist of:
Pension liabilities	(35,172)	(28,126)
Net amount recognized	(35,172)	(28,126)
Amounts recognized in accumulated other comprehensive loss (before income taxes) consist of:
Net actuarial loss	(28,205)	(21,189)
Total loss recognized	$ (28,205)	$ (21,189)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.50%	4.20%